Scedule III Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 84,046	$ 93,755	$ 100,620
Life insurance in force, Ceded to other companies	73,019	82,448	93,953
Life insurance in force, Assumed from other companies
Life insurance in force, Net amount	11,027	11,307	6,667
Life insurance in force, Percentage of amount assumed to net
Premiums and policy fees, Direct amount	52,282	41,747	32,544
Premiums and policy fees, Ceded to other companies	1,549	1,556	1,648
Premiums and policy fees, Assumed from other companies		1	(5)
Premiums and policy fees, Net amount	50,733	40,192	30,891
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	1,389	1,088	1,370
Premiums and policy fees, Ceded to other companies	975	1,009	1,058
Premiums and policy fees, Net amount	414	79	312
Individual Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	47,280	36,997	27,630
Premiums and policy fees, Net amount	47,280	36,997	27,630
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	3,613	3,662	3,544
Premiums and policy fees, Ceded to other companies	574	547	590
Premiums and policy fees, Assumed from other companies		1	(5)
Premiums and policy fees, Net amount	$ 3,039	$ 3,116	$ 2,949
Premiums and policy fees, Percentage of amount assumed to net			(0.20%)